Basis of presentation and consolidation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($)
Convenience translation
Percentage of decrease in passengers transported			(52.30%)
Percentage of passengers transported	63.00%	63.00%
Percentage of increase (decrease) in revenue	62.00%	62.00%
Percentage of increase (decrease) in operating income	139.00%	139.00%
Positive net income	$ 2,863,630	$ 139,913	$ 1,097,879	$ 3,227,434
Exchange rate			20.4672